SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued freight costs	$ 947,372	$ 603,332
Accrued payroll	416,039	289,408
Accrued value added tax	386,083	30,374
Accrued professional services	41,554	12,466
Other accrued liabilities	3,527	3,527
Total accrued expenses	$ 1,794,575	$ 939,107